Restructuring Charges and Cost Savings Initiatives (Schedule Of Pre-Tax Charges) (Details) $ in Millions	Aug. 02, 2015 USD ($)
2015 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	$ 124
2015 Initiatives [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	94
2015 Initiatives [Member] | Implementation and Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	30
2014 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	54
2014 Initiatives [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	41
2014 Initiatives [Member] | Asset Impairment Accelerated Depreciation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	12
2014 Initiatives [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	1
2013 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	142
2013 Initiatives [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	31
2013 Initiatives [Member] | Asset Impairment Accelerated Depreciation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	99
2013 Initiatives [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	$ 12